STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 10 – Stockholders’ Equity

Reverse Stock Split

On December 16, 2019, the Company’s stockholders approved a reverse stock split at a ratio of between 1-for 5 and 1-for-25, with discretion for the exact ratio to be approved by the Company’s board of directors. On February 19, 2020, the Company’s board of directors approved a reverse stock split of the Company’s common stock at a ratio of 1-for-20. On May 21, 2020, we filed a certificate of change (with an effective date of May 26, 2020) with the Nevada Secretary of State pursuant to Nevada Revised Statutes 78.209 to effectuate a 1-for-20 reverse stock split of its outstanding common stock. On May 22, 2020, the Company received notice from FINRA/OTC Corporate Actions that the reverse split would take effect at the open of business on May 26, 2020.

Six Months Ended June 30, 2020

In January 2020, the Company issued 50,000 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $221,400 to an officer.

In February 2020, the Company issued 5,000 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $24,750 to an employee of which $8,251 was amortized in the six months ended June 30, 2020.

In February 2020, the Company issued 4,955 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $25,000 to a board member.

In February 2020, the Company issued 4,956 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $25,000 to a board member.

In February 2020, the Company issued 3,000 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $15,000 for services.

In February 2020, pursuant to Section 4(a)(2) of the Securities Act of 1933 as amended (the “Securities Act”), the Company issued 2,500 shares of common stock with a fair value of $11,500 in consideration of consulting services rendered.  We did not receive any proceeds from the issuance.

In March 2020, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 2,500 shares of common stock with a fair value of $11,500 in consideration of consulting services rendered.  We did not receive any proceeds from the issuance.

In May 2020, pursuant to Section 3(a)(9) of the Securities Act, the Company issued 38 shares of common stock as the result of the rounding on the reverse stock split.  We did not receive any proceeds from the issuance.

In May 2020, the Company issued 5,500 shares of common stock under its 2019 Stock Incentive Plan with a fair value of $25,930 to an employee of which $6,322 was amortized in the six months ended June 30, 2020.

In June 2020, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 6,000 shares of common stock with a fair value of $22,800 in consideration of consulting services rendered.  We did not receive any proceeds from the issuance.

Six Months Ended June 30, 2019

In January 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 3,000 shares of common stock with a fair value of $26,600 to service providers.

In February 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 13,431 shares of common stock for conversion of notes payable and accrued interest in the amount of $53,723.

In April 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 40,000 shares of common stock for conversion of notes payable in the amount of $160,000.

In May 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 6,250 shares of common stock for conversion of notes payable in the amount of $25,000.

NOTE 9	STOCKHOLDERS’ EQUITY

Twelve Months Ended December 31, 2019

In January 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 3,000 shares of common stock with a fair value of $26,600 to service providers.

In February 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 13,431 shares of common stock for conversion of notes payable and accrued interest in the amount of $53,723.

In April 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 40,000 shares of common stock for conversion of notes payable in the amount of $160,000.

In May 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 6,250 shares of common stock for conversion of notes payable in the amount of $25,000.

In August 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 2,500 shares of common stock with a fair value of $15,000 to service providers.

In November 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 1,000 shares of common stock with a fair value of $4,400 to service providers.

In November 2019, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 15,000 shares of common stock with a fair value of $93,750 pursuant a legal settlement signed on November 11, 2019.

Twelve Months Ended December 31, 2018

In January and March 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company sold 13,000 shares of common stock to accredited investors in a private placement for cash of $47,000.

In January 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 60,000 shares of common stock with a fair value of $138,000 to management and board members.

In January and March 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 17,616 shares of common stock with a fair value of $43,664 to service providers.

In April and May 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 17,000 shares of common stock with a fair value of $174,800 to service providers.

In May 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company sold 7,500 shares of common stock to accredited investors who are family members of Robert J Bowdring, a Board Member in a private placement for cash of $30,000.

In May 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 151,000 shares of common stock with a fair value of $1,540,000 to a board member, Dr. Kevin Doody for services previously provided to the Company.

In October 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 244,754 shares of common stock with a fair value of $1,914,831 to employees and service providers.

In November 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 13,104 shares of common stock for conversion of notes payable and accrued interest in the amount of $52,416.

In December 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 39,667 shares of common stock for conversion of notes payable and accrued interest in the amount of $158,667.

In December 2018, pursuant to Section 4(a)(2) of the Securities Act, the Company issued 44,365 shares of common stock with a fair value of $349,602 to employees and service providers.